UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: May 1, 2007 – July 31, 2007

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2007. The schedules have not been audited.

AXA Enterprise Funds Trust

Quarterly Report

July 31, 2007

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.1%)
QBE Insurance Group Ltd.	46,615	$1,184,490

Belgium (3.6%)
Fortis	49,700	1,974,571

Bermuda (2.6%)
ACE Ltd.	10,800	623,376
Catlin Group Ltd.	85,000	814,907

		1,438,283

Canada (6.2%)
Canadian Imperial Bank of Commerce	13,833	1,199,430
Industrial Alliance Insurance and Financial Services, Inc.	43,900	1,626,292
Sun Life Financial, Inc.	12,145	573,666

		3,399,388

France (9.8%)
BNP Paribas	21,880	2,404,144
Credit Agricole S.A.	46,129	1,760,441
Societe Generale	7,430	1,272,219

		5,436,804

Germany (8.1%)
Allianz SE (Registered)	7,900	1,662,453
Deutsche Bank AG (Registered)	12,400	1,681,510
Muenchener Rueckversicherungs AG (Registered)	6,500	1,115,529

		4,459,492

Italy (0.7%)
Fondiaria-Sai S.p.A. (RNC)	11,400	397,547

Japan (4.5%)
Leopalace21 Corp.	4,800	153,605
Sumitomo Mitsui Financial Group, Inc.	259	2,351,556

		2,505,161

Netherlands (4.2%)
ING Groep N.V. (CVA)	54,370	2,299,751

Norway (1.5%)
DnB NOR ASA	60,300	799,507

Spain (3.8%)
Banco Santander Central Hispano S.A.	111,399	2,088,408

Switzerland (5.5%)
Credit Suisse Group (Registered)	46,700	3,048,250

United Kingdom (12.3%)
Aviva plc	119,000	1,648,730
Barclays plc	98,400	1,380,552
Friends Provident plc	120,990	452,753
HBOS plc	47,500	930,516
Royal Bank of Scotland Group plc	201,573	2,411,790

		6,824,341

United States (34.7%)
American International Group, Inc.	29,300	1,880,474
Bank of America Corp.	44,686	2,119,010
Citigroup, Inc.	58,000	2,701,060
Countrywide Financial Corp.	15,800	445,086
Fannie Mae	24,200	1,448,128
Fidelity National Financial, Inc., Class A	38,500	804,265
Freddie Mac	16,400	939,228
Genworth Financial, Inc., Class A	43,600	1,330,672
Hartford Financial Services Group, Inc.	12,900	1,185,123
JPMorgan Chase & Co.	56,000	2,464,560
Merrill Lynch & Co., Inc.	14,100	1,046,220
MetLife, Inc.	28,400	1,710,248
Travelers Cos., Inc.	22,402	1,137,574

		19,211,648

Total Common Stocks (99.6%) (Cost $43,087,521)		55,067,641

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.79%, 8/1/07 (Amortized Cost $90,763)	$90,763	90,763

Total Investments (99.7%) (Cost/Amortized Cost $43,178,284)		55,158,404
Other Assets Less Liabilities (0.3%)		142,526

Net Assets (100%)		$55,300,930

Glossary:

CVA — Dutch Certification

RNC — Risparmio Non-Convertible Savings Shares

Market Sector Diversification

As a Percentage of Total Net Assets

Insurance	32.8%
Commercial Banks	30.0
Diversified Financial Services	20.9
Capital Markets	10.5
Thrifts & Mortgage Finance	5.1
Real Estate	0.3
Cash and Other	0.4

100.0%

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2007 (Unaudited)

Investment security transactions for the nine months ended July 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,234,013
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,895,774

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,868,973
Aggregate gross unrealized depreciation	(893,848)

Net unrealized appreciation	$11,975,125

Federal income tax cost of investments	$43,183,279

See Notes to Portfolio of Investments.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Hotels, Restaurants & Leisure (1.8%)
McDonald’s Corp.	9,100	$435,617

Household Durables (1.1%)
Whirlpool Corp.	2,500	255,275

Media (2.1%)
Citadel Broadcasting Corp.	20,636	103,592
Walt Disney Co.	12,600	415,800

		519,392

Multiline Retail (1.0%)
J.C. Penney Co., Inc.	3,600	244,944

Specialty Retail (2.4%)
Home Depot, Inc.	8,500	315,945
Pacific Sunwear of California, Inc.*	15,000	270,300

		586,245

Textiles, Apparel & Luxury Goods (1.0%)
Liz Claiborne, Inc.	7,100	249,494

Total Consumer Discretionary		2,290,967

Consumer Staples (3.1%)
Food & Staples Retailing (0.8%)
Safeway, Inc.	5,900	188,033

Food Products (2.3%)
Del Monte Foods Co.	23,900	277,240
General Mills, Inc.	5,300	294,786

		572,026

Total Consumer Staples		760,059

Energy (10.5%)
Energy Equipment & Services (1.4%)
GlobalSantaFe Corp.	4,800	344,208

Oil, Gas & Consumable Fuels (9.1%)
Anadarko Petroleum Corp.	4,500	226,485
Apache Corp.	4,100	331,075
BP plc (ADR)	6,400	444,160
ConocoPhillips	8,100	654,804
Devon Energy Corp.	7,500	559,575

		2,216,099

Total Energy		2,560,307

Financials (29.7%)
Capital Markets (1.4%)
Bear Stearns Cos., Inc.	2,800	339,416

Commercial Banks (4.2%)
First Horizon National Corp.^	5,700	180,804
KeyCorp.	9,300	322,617
U.S. BanCorp.	9,800	293,510
Wachovia Corp.	4,700	221,887

		1,018,818

Diversified Financial Services (8.3%)
Bank of America Corp.	18,700	886,754
Citigroup, Inc.	17,100	796,347
JPMorgan Chase & Co.	7,800	343,278

		2,026,379

Insurance (13.5%)
ACE Ltd.	5,900	340,548
Allstate Corp.	6,900	366,735
American International Group, Inc.	5,600	359,408
Aon Corp.	7,300	292,292
Axis Capital Holdings Ltd.	10,500	386,925
Chubb Corp.	6,300	317,583
Hartford Financial Services Group, Inc.	1,300	119,431
MetLife, Inc.	5,700	343,254
Nationwide Financial Services, Inc.	7,500	426,825
Travelers Cos., Inc.	7,100	360,538

		3,313,539

Thrifts & Mortgage Finance (2.3%)
Fannie Mae	4,500	269,280
Washington Mutual, Inc.	8,000	300,240

		569,520

Total Financials		7,267,672

Health Care (5.2%)
Biotechnology (0.6%)
Amgen, Inc.*	2,700	145,098

Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.*	13,600	178,840

Health Care Providers & Services (3.1%)
CIGNA Corp.	9,300	480,252
UnitedHealth Group, Inc.	5,500	266,365

		746,617

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	7,200	204,552

Total Health Care		1,275,107

Industrials (8.6%)
Airlines (1.4%)
Southwest Airlines Co.	21,900	342,954

Commercial Services & Supplies (1.6%)
Pitney Bowes, Inc.	8,700	401,070

Electrical Equipment (1.1%)
Cooper Industries Ltd., Class A	5,000	264,600

Industrial Conglomerates (1.0%)
3M Co.	2,700	240,084

Machinery (1.1%)
Deere & Co.	2,300	276,966

Road & Rail (2.4%)
Burlington Northern Santa Fe Corp.	5,400	443,556
CSX Corp.	3,100	146,971

		590,527

Total Industrials		2,116,201

Information Technology (10.6%)
Communications Equipment (1.4%)
Nokia Oyj (ADR)	11,800	337,952

Computers & Peripherals (6.7%)
Electronics for Imaging, Inc.*	10,100	265,226
Hewlett-Packard Co.	11,300	520,139
International Business Machines Corp.	7,700	852,005

		1,637,370

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	11,500	271,630

Software (1.4%)
CA, Inc.	13,600	341,088

Total Information Technology		2,588,040

Materials (10.2%)
Chemicals (7.2%)
Air Products & Chemicals, Inc.	6,300	544,131
Huntsman Corp.	16,600	422,636

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PolyOne Corp.*	35,400	$266,208
Praxair, Inc.	5,800	444,396
Wellman, Inc.	29,300	80,575

		1,757,946

Containers & Packaging (1.7%)
Temple-Inland, Inc.	7,100	412,723

Paper & Forest Products (1.3%)
MeadWestvaco Corp.	9,700	315,638

Total Materials		2,486,307

Telecommunication Services (5.3%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	9,700	379,852
BCE, Inc.	8,839	334,468
Verizon Communications, Inc.	8,900	379,318

		1,093,638

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	9,600	197,088

Total Telecommunication Services		1,290,726

Utilities (5.7%)
Electric Utilities (3.5%)
IDACORP, Inc.	14,600	452,016
Reliant Energy, Inc.*	15,500	398,040

		850,056

Multi-Utilities (2.2%)
OGE Energy Corp.	16,100	533,715

Total Utilities		1,383,771

Total Common Stocks (98.3%) (Cost $21,960,188)		24,019,157

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.8%)
Banc of America Securities LLC, Repurchase Agreement 5.39%, 8/1/07 (r)	$187,836	187,836

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.79%, 8/1/07	282,437	282,437

Total Short-Term Investments (1.9%) (Amortized Cost $470,273)		470,273

Total Investments (100.2%) (Cost/Amortized Cost $22,430,461)		24,489,430
Other Assets Less Liabilities (-0.2%)		(41,478)

Net Assets (100%)		$24,447,952

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,150,921
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,685,703

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,757,863
Aggregate gross unrealized depreciation	(740,992)

Net unrealized appreciation	$2,016,871

Federal income tax cost of investments	$22,472,559

At July 31, 2007, the Fund had loaned securities with a total value $180,550. This was secured by collateral of $187,836 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

Note 1 Valuation

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount) on debt securities using the effective yield method is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date;

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

July 31, 2007 (Unaudited)

paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. The Funds bear the risk of any loss in market value of the collateral.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

July 31, 2007 (Unaudited)

on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

July 31, 2007 (Unaudited)

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner; however, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at July 31, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

July 31, 2007 (Unaudited)

option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions, there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Substitution and Reorganization Transactions

On June 22, 2007, the following Funds of AXA Enterprise Funds Trust (each, an “AXA Enterprise Fund”) were reorganized into corresponding funds advised by Goldman Sachs Asset Management, L.P., as approved by the shareholders of each AXA Enterprise Fund:

AXA Enterprise Fund	Goldman Sachs Fund
AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund
AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund
AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund
AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund
AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund
AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund
AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund
AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund
AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund
AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund
AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund
AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
AXA Enterprise Money Market Fund	Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk President September 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer September 18, 2007

By:	/s/ Brian Walsh
Brian Walsh Chief Financial Officer and Treasurer September 18, 2007